Credit Risk - Disclosure of Scenario Weights Applied To Scenarios (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Upside
Disclosure of credit risk exposure [line items]
Probability weightings of scenarios, percentage	15.00%	10.00%
Base case
Disclosure of credit risk exposure [line items]
Probability weightings of scenarios, percentage	50.00%	50.00%
Downside 1
Disclosure of credit risk exposure [line items]
Probability weightings of scenarios, percentage	25.00%	10.00%
Stubborn Inflation
Disclosure of credit risk exposure [line items]
Probability weightings of scenarios, percentage		20.00%
Downside 2
Disclosure of credit risk exposure [line items]
Probability weightings of scenarios, percentage	10.00%	10.00%
Weighted
Disclosure of credit risk exposure [line items]
Probability weightings of scenarios, percentage	100.00%	100.00%